LENED, INC.
                                   -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                                 MARCH 31, 2004
                                 --------------

                                   LENED, INC.
                             REPORT TO STOCKHOLDERS
                              FINANCIAL STATEMENTS
                                TABLE OF CONTENTS
                                 MARCH 31, 2004






                                                                        PAGE

ACCOUNTANT'S REPORT                                                       1

STATEMENTS OF ASSETS AND LIABILITIES                                      2

STATEMENTS OF OPERATIONS                                                  3

STATEMENTS OF CHANGES IN NET ASSETS                                       4

NOTES TO FINANCIAL STATEMENTS                                            5-11

                               ACCOUNTANT'S REPORT
                               -------------------


To the Board of Directors and
Stockholders of Lened, Inc.
New York, New York

I have reviewed the accompanying statement of assets and liabilities of Lened, Inc. (A New Jersey corporation) as of March 31, 2004, and the related statements of operations and statements of changes in net assets for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information in these financial statements is the representation of Lened, Inc. The statements of assets and liabilities as of March 31, 2004 has been derived from and does not include all of the disclosures contained in the financial statements for the year ended September 30, 2003. Those financial statements were audited in November 19, 2003, which expressed an unqualified opinion on them.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an examination in accordance with generally accepted auditing standards (which will be performed for the full year), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based on my review, I am not aware of any material modifications that should be made to the statements of assets and liabilities as of March 31, 2004 and the related statements of operations and statements of changes in net assets for the six months ended March 31, 2004 for them to be in conformity with generally accepted accounting principles.




                                                     /s/ ROBERT C. LUBIN, CPA

Brooklyn, New York
April 30, 2004

                                   LENED, INC.
                                   -----------
                      STATEMENTS OF ASSETS AND LIABILITIES
                      ------------------------------------

                                     ASSETS
                                                              SIX MONTHS        YEAR
                                                                 ENDED          ENDED
                                                              ----------     ----------
INVESTMENT IN MUNICIPAL BONDS,
 with accrued interest of $21,096 at 3/31/04                    3/31/04        9/30/03
    - at fair market value (amortized cost
    $1,691,149 and $1,761,367) (Note 1)                       $1,774,207     $1,835,121
Cash                                                               9,879            675
Cash in tax free
Money Market Fund (0.23% avg. Interest rate)                      57,353         16,491
Prepaid expenses                                                     997          1,816
                                                              ----------     ----------

Total Assets                                                  $1,842,436     $1,854,103
                                                              ==========     ==========

                       LIABILITIES AND CAPITAL SECURITIES

LIABILITIES:
    Dividends payable                                         $        0     $   51,382
    Other current liabilities                                     10,751         12,008
                                                              ----------     ----------

Total Liabilities                                                 10,751         63,390
                                                              ----------     ----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
    Common stock, no par value, 25,200 shares
     authorized, 18,960 issued and outstanding                $   22,500     $   22,500
    Paid in capital                                              144,732        144,732
    Retained earnings                                          1,573,092      1,572,566
    Accumulated undistributed net income                          29,399            526
    Net unrealized appreciation
     (depreciation) of investments                                61,962         50,389
                                                              ----------     ----------
Total stockholders' equity (equivalent to
$96.61 per share at 3/31/04 and $94.44
per share at 9/30/03)                                          1,831,685      1,790,713
                                                              ----------     ----------

                                                              $1,842,436     $1,854,103
                                                              ==========     ==========

See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS
                            ------------------------

                                                       SIX MONTHS   YEAR ENDED
                                                      ENDED 3/31/04   9/30/03
                                                      -------------   -------
INVESTMENT INCOME:

 INCOME:
  Interest income on tax free municipals                  $40,103     $72,533
  Dividend income - tax free                                  155       1,655
                                                          -------     -------


                                                           40,258      74,188
EXPENSES:
  Custodial fees (Note 4)                                       0         161
  Audit fees                                                2,300       2,200
  Legal and filing fees                                     1,625       7,350
  Taxes other than income taxes                               550         560
  Office expense                                            5,415      11,694
  Insurance                                                   944       1,591
                                                          -------     -------

                                                           10,834      23,556

INVESTMENT INCOME                                          29,424      50,632

Net realized gain (loss) from investment transactions           0       1,300
                                                          -------     -------


INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX                                        29,424      51,932

Less: Federal income taxes                                     25          24
                                                          -------     -------


NET INVESTMENT INCOME                                      29,399      51,908
                                                          -------     -------


CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                           $11,573     $ 2,015
                                                          =======     =======

See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------


                                              SIX MONTHS      YEAR ENDED
                                             ENDED 3/31/04      9/30/03
                                             -------------      -------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income - net of income tax       $   29,399     $   50,608
   Net realized gain (loss) on investments              0          1,300
   Change in unrealized appreciation
     (depreciation)                                11,573          2,015
                                               ----------     ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          40,972         53,923

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                   0         51,382
                                               ----------     ----------

TOTAL INCREASE (DECREASE)                          40,972          2,541

NET ASSETS BEGINNING OF PERIOD                  1,790,713      1,788,172
                                               ----------     ----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $29,399 and
$526, respectively                             $1,831,685     $1,790,713
                                               ==========     ==========


DIVIDENDS PER SHARE                            $        0     $     2.71
                                               ==========     ==========








See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2004
                                 --------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations. The Company may distribute, as tax-exempt dividends, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

     (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

     (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

     (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific security sold.

     (d) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect certain reported amounts and disclosures. Accordingly, actual results could differ form those estimates.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2004
                                 --------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES - (Continued)
------------------------------------------------------

     (e) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

     (f) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At March 31, 2004

                 Unrealized Appreciation of Bonds totaled         $   64,741
                 Unrealized Depreciation of Bonds totaled             (2,779)
                                                                  ----------
                 Net Unrealized Appreciation of Investments       $   61,962
                                                                  ==========

NOTE 2 - PURCHASES OF SALES AND REDEMPTIONS OF SECURITIES
---------------------------------------------------------

Securities exclusive of Tax Free Money Market Fund purchased by the Company amounted to $25,289 for the six months ended March 31, 2004 and $727,958 for the year ended September 30, 2003. Sales of securities exclusive of Tax Free Money Market Fund amounted to $0 for the six months ended March 31, 2004 and $325,000 for the year ended September 30, 2003.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $0 ($0 per share) and $51,382 ($2.71 per share) for the six months ended March 31, 2004 and the year ended September 30, 2003, respectively, in the form of dividends. These dividends were reported as tax-free dividends for the above referenced period.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee has been eliminated effective December 1, 2002.

During the year ended September 30, 2003, the Company was charged an aggregate of $161 for custodial fees.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2004
                                 --------------


NOTE 6 - CAPITAL PER SHARE
--------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                            SIX MONTHS
                                               ENDED             YEAR ENDED
                                              3/31/04              9/30/03
                                           ------------          -----------

Investment income                          $       2.13          $      3.91
Operating expenses                                 (.57)               (1.24)
                                           ------------          -----------

INVESTMENT INCOME BEFORE FEDERAL                   1.56                 2.67
 INCOME TAX

FEDERAL INCOME TAX                                    0                    0
                                           ------------          -----------


INVESTMENT INCOME - NET                            1.56                 2.67

Dividends to shareholders                             0                (2.71)
                                           ------------          -----------

                                                   1.56                 (.04)
Realized and unrealized gain (loss)
 on investments - net                               .61                  .17
                                           ------------          -----------

CHANGE IN NET VALUE                                2.17                  .13

NET ASSET VALUE:
  Beginning of period                             94.44                94.31
                                           ------------          -----------

  End of period                            $      96.61          $     94.44
                                           ============          ===========

NOTE 7 - RATIO ANALYSIS

Ratio of operating expenses to
 average net assets                               .0006                  .01

Ratio of investment income net to
 average net assets                                .022%                .041%

Portfolio turnover                                13.90%                17.9%

Number of shares outstanding at end
 of period                                       18,960               18,960

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2004
                                 --------------


NOTE 8 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                         Principal           Amortized       Fair Market*
Name and Title of Issuer                                   Amount               Cost             Value
------------------------                                   ------               ----             -----
California St. Var Purp G/O
DD 05/01/03 4.5% Due 2/1/17                                50,000              49,902            50,982

Callifornia St. Var Purp G/O
DD 07/01/03 5.25% Due 2/1/19                               50,000              51,794            53,505

Chisago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                     80,000              80,135            83,115

Connecticut St Res Recovery Rev
DD 01/18/01 4.50% Due 11/15/11
OID Call Mid Conn Sys Sub Ser A                            70,000              70,000            68,677

Dallas Ft. Worth Tex Int'l
Arpt JT Rev Ser-a
DD 05/1/03 5% Due 11/1/32                                  50,000              49,761            52,156

District of Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                           45,000              45,620            46,701

Falcon Heights Minn G/O
DD 06/01/99 4.10% Due 02/01/05
Impt - SER A                                               25,000              25,000            25,782

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                        80,000              79,908            87,036

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                               80,000              81,448            89,477



                                       -8-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2004
                                 --------------


NOTE 8 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
------------------------------------------------------------------------


                                                         Principal           Amortized       Fair Market*
Name and Title of Issuer                                   Amount               Cost             Value
------------------------                                   ------               ----             -----

Greater Richmond Convention Ctr
DD 02/01/00  5.50%  due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                             65,000              65,470             72,915

Harris Co Tx - Port of Houston
DD 10/01/98 4.0% Due 10/01/06                              75,000              74,759             80,746

Hawaii St Dept. B&F Spl Purp Rev
RFD6 - Elect Lt6 Co. Inc.
DD 04/01/03 4.75% Due 7/1/20                               50,000              50,461             51,456

Jefferson Cnty, Ill G/O
Jail & Admin Office Ctr
DD 02/15/03 4.5% Due 01/15/18                              50,000              50,319             51,743

Michigan St. Hosp. Fin Au.
DD 02/13/03  4.5%  Due 03/01/12                            25,000              25,024             26,097

Michigan St. Hosp Fin
Auth Rev - Alension Hlth Crd Grp
DD 08/15/02 5.25% Due 11/15/26                             50,000              49,518             53,053

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                            30,000              30,000             33,189

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                      25,000              24,999             25,145

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                                 60,000              60,178             60,605

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                             30,000              30,000             31,094


                                       -9-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2004
                                 --------------


NOTE 8 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                       Principal           Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Newport Muni Util
Dist. TX  GLO
DD 8/1/99 5.25% Due 4/1/14
Call FSA Ref Waterwrks & SWR                              30,000               30,673             33,968

New York City Ser D G/O
DD 06/03/02 5% Due 06/01/04                               50,000               51,043             54,470

New York City G/O Ser F 4.60%
DD 01/22/03 Due 01/15/14                                  50,000               50,000             52,873

New York NY - Ser I B/E U/T
DD 06/11/98 4.5% Due 05/15/05                             25,000               25,000             26,311

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                 60,000               60,000             63,035

New York St Dorm Auth Revs
DD 01/09/03 4.70% Due 03/15/21                           100,000               99,542            102,592

North Carolina Med Cre
Com H B/E OID DD 2/1/98
Callable 10/1/08 Due 10/1/26 4.75%                        25,000               25,287             25,718

Omaha Pub Pwr Dist Neb Elec
DD 11/14/02 4.25% Due 02/01/05                            50,000               50,000             52,064

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                                80,000               80,000             81,262

Pierce County Wash Swr
DD 07/01/93 5.2% Due 02/01/05
Call Ref & Impt OID                                       25,000               25,000             25,546


                                      -10-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2004
                                 --------------


NOTE 8 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                       Principal           Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------

Puerto Rico Comwlth Rev
DD  05/15/00  5.25%  Due 07/01/10
MBIA Hwy & Transn Series B                                25,000               24,929             28,962

South Haven Mich
Pub Schs Rfdg
DD 03/06/03 4.30% Due 05/01/17                            50,000               50,263             52,121

Virginia Hda Rental - HS6 - Ser B
DD 04/24/03 4.25% Due 6/1/16                             100,000              100,117            104,338

Wyoming County Dev. Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                                     25,000               24,999             27,473
                                                      ----------           ----------         ----------

TOTAL INVESTMENT - 96.90%                              1,685,000           $1,691,149          1,774,207
                                                       =========           ==========         ==========

OTHER ASSETS LESS LIABILITIES - (3.1%)                                                            57,478
                                                                                              ----------

NET ASSETS - 100%                                                                             $1,831,685
                                                                                              ==========

NET ASSET VALUE PER SHARE                                                                     $    96.61
                                                                                              ==========

OUTSTANDING SHARES AT MARCH 31, 2004                                                              18,960
                                                                                              ==========

 *  Includes accrued interest

                                      -11-